Equity (Details Narrative) (Sound Concepts Inc.) - USD ($)	Dec. 31, 2011	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		12,055,491	7,941,234
Common stock, shares outstanding		12,055,491	7,941,234
Sound Concepts, Inc. [Member]
Common stock, shares authorized		129,000	129,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		122,000	122,000
Common stock, shares outstanding		122,000	122,000
Number of common shares purchased back	6,000
Common stock, price per share	$ 74.17
Number of common shares purchased back, value	$ 445,000